Transactions with Related Parties	12 Months Ended
Dec. 31, 2020
TRANSACTIONS WITH RELATED PARTIES [Abstract]
TRANSACTIONS WITH RELATED PARTIES

NOTE 16: TRANSACTIONS WITH RELATED PARTIES

Sale of Management: In August 2019, Navios Holdings sold its ship management division, the general partnership interests in Navios Partners (except for the incentive distribution rights) and Navios Containers GP LLC to NSM, affiliated with Company’s Chairman and Chief Executive Officer, Angeliki Frangou. The Company received aggregate consideration of $20,000 (including assumption of liabilities) and five-year service agreements under which NSM provides technical and commercial management services at a fixed rate of $3.7 per day per vessel until August 2021 which will increase thereafter by 3% annually, unless otherwise agreed, and administrative services, reimbursed at allocable cost. As a result of the Transaction the Company is a holding company owning dry bulk vessels and various investments in entities owning maritime and infrastructure assets. NSM owns all entities providing ship management services and employs all associated people. NSM owns the general partner interests in Navios Containers and Navios Partners. The Company simultaneously entered into a secured credit facility with NSM whereby the Company agreed to repay NSM a loan of $141,795 (including post-closing adjustments). See also “NSM Loan” below.

Office Rent: The Company had entered into lease agreements with Goldland Ktimatiki-Ikodomiki-Touristiki Xenodohiaki Anonimos Eteria, Emerald Ktimatiki-Ikodomiki Touristiki Xenodohiaki Anonimos Eteria and Infraco Limited, all of which are Greek corporations that are currently majority-owned by Angeliki Frangou, Navios Holdings’ Chairman and Chief Executive Officer. The lease agreements provided for the leasing of facilities located in Piraeus, Greece to house the operations of most of the Company’s subsidiaries. Following the sale of the management division effected on August 30, 2019, outlined in Note 3, Navios Holdings has no office lease obligations.

Purchase of Services: The Company utilized its former affiliate company, Acropolis, as a broker until the sale of its investment on December 6, 2018. Commissions charged from Acropolis for each of the years ended December 31, 2019, 2018 and 2017 were $0 for all periods. Included in the trade accounts payable at both December 31, 2020 and 2019 was an amount due to Acropolis of $76.

Vessel Operating Expenses (management fees): Prior to the sale of the management division effected on August 30, 2019, Navios Holdings provided commercial and technical management services to the owned vessels of Navios Partners, Navios Acquisition and Navios Containers for certain contracted daily fixed fees under the existing management agreements. Drydocking and special survey expenses were reimbursed at cost. In addition, Navios Holdings provided commercial and technical management services to Navios Europe I’s and Navios Europe II’s owned vessels which under the management agreements in place were reimbursed at cost. Following the sale of the management division effected on August 30, 2019, outlined in Note 3, these services are provided by NSM. For the period from January 1, 2019 to August 30, 2019, certain extraordinary fees and costs related to regulatory requirements under the management agreements in place amounted to $15,750 (for the year ended December 31, 2018: $0) and are presented within the caption “Other income”. Total management fees for vessel operating expenses for the period from January 1, 2019 to August 30, 2019 and for the year ended December 31, 2018, amounted to $149,184 and $206,427, respectively, and are presented net within the caption “Direct vessel expenses”.

Following the sale of the management division effected on August 30, 2019, outlined in Note 3, and pursuant to the Management Agreement, NSM provides commercial and technical management services to Navios Holdings’ vessels. The term of this agreement is for an initial period of five years with an automatic extension period of five years thereafter unless a notice for termination is received by either party. The fee for the ship management services provided by NSM is a daily fee of $3.7 per day per owned vessel. This rate is fixed until August 2021 and will increase thereafter by 3% annually, unless otherwise agreed. The fee for the ship management services provided by NSM is a daily fee of $0.03 per day per charter-in vessel. Drydocking expenses under this agreement will be reimbursed by Navios Holdings at cost. The agreement also provides for payment of a termination fee, equal to the fees charged for the full calendar year preceding the termination date, by Navios Holdings in the event the Management Agreement is terminated on or before August 29, 2024. Total management fees for vessel operating expenses for the year ended December 31, 2020 and for the period from August 30, 2019 to December 31, 2019 amounted to $45,487 and $14,372, respectively, and are presented within the caption “Direct vessel expenses”.

Navios Partners Guarantee: In November 2012 (as amended in March 2014), the Company entered into an agreement with Navios Partners (the “Navios Partners Guarantee”) to provide Navios Partners with guarantees against counterparty default on certain existing charters, which had previously been covered by the charter insurance for the same vessels, same periods and same amounts. As of December 31, 2019 the outstanding balance of the claim was $10,000. In October 2020, the Company paid an amount of $5,000 to Navios Partners. As of December 31, 2020 the outstanding balance of the claim was $5,000. In April 2021, the Company paid the amount of $5,000 to Navios Partners as the final settlement of the outstanding balance of the claim.

General and Administrative Expenses incurred on behalf of affiliate companies/Administrative fee revenue from affiliate companies: Navios Holdings provided administrative services to Navios Partners, Navios Acquisition, Navios Containers, Navios Europe I and Navios Europe II. Navios Holdings was reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. Following the sale of the management division effected on August 30, 2019, outlined in Note 3, these services are provided by NSM. Total general and administrative fees for the period from January 1, 2019 to August 30, 2019 and for the year ended December 31, 2018, amounted to $16,991 and $28,393, respectively.

Navios Holdings provided administrative services to Navios Logistics. In April 2016, Navios Holdings extended the duration of its existing administrative services agreement with Navios Logistics until December 2021, pursuant to its existing terms. Navios Holdings was reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. Following the sale of the management division effected on August 30, 2019, outlined in Note 3, these services are provided by NSM. Total general and administrative fees for the period from January 1, 2019 to August 30, 2019 and for the year ended December 31, 2018 amounted to $763 and $1,000, respectively. The general and administrative fees for these periods have been eliminated upon consolidation. Total general and administrative fees charged for the year ended December 31, 2020 and for the period from August 30, 2019 to December 31, 2019 amounted to $1,144 and $381, respectively.

Following the sale of the management division effected on August 30, 2019, outlined in Note 3 and pursuant to the Administrative Services Agreement, NSM provides administrative services to Navios Holdings. NSM is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. The term of this agreement is for an initial period of five years with an automatic extension for a period of five years thereafter unless a notice of termination is received by either party. The agreement also provides for payment of a termination fee, equal to the fees charged for the full calendar year preceding the termination date, by Navios Holdings in the event the Administrative Services Agreement is terminated on or before August 29, 2024. Total general and administrative expenses attributable to this agreement for the year ended December 31, 2020 and for the period from August 30, 2019 to December 31, 2019, amounted to $9,371 and $2,952, respectively.

Balance due to/from affiliate companies (excluding Navios Europe I and Navios Europe II): Balance due to NSM as of December 31, 2020 amounted to $22,114 (December 31, 2019: $1,353), the Long-term receivable from NSM as of December 31, 2020 amounted to $0 (as of December 31, 2019: $5,328). Balance due to Navios Partners as of December 31, 2020 amounted to $5,000 (December 31, 2019: $5,000) and the Long-term payable to Navios Partners amounted to $0 (December 31, 2019: $5,000) in relation to the Navios Partners Guarantee. Balance due from Navios Acquisition as of December 31, 2020 amounted to $243 (December 31, 2019: $1,460) and related to declared dividend.

As of December 31, 2020 the balance mainly consisted of management fees for vessel operating expenses, payments to NSM in accordance with the Management Agreement and other amounts in connection with dry-dock, ballast water treatment system and special survey of our vessels.

Omnibus Agreements: Navios Holdings has entered into an omnibus agreement with Navios Partners (the “Partners Omnibus Agreement”) in connection with the closing of Navios Partners’ IPO governing, among other things, when Navios Holdings and Navios Partners may compete against each other as well as rights of first offer on certain dry bulk carriers. Pursuant to the Partners Omnibus Agreement, Navios Partners generally agreed not to acquire or own Panamax or Capesize dry bulk carriers under time charters of three or more years without the consent of an independent committee of Navios Partners. In addition, Navios Holdings has agreed to offer to Navios Partners the opportunity to purchase vessels from Navios Holdings when such vessels are fixed under time charters of three or more years.

Navios Holdings entered into an omnibus agreement with Navios Acquisition and Navios Partners (the “Acquisition Omnibus Agreement”) in connection with the closing of Navios Acquisition’s initial vessel acquisition, pursuant to which, among other things, Navios Holdings and Navios Partners agreed not to acquire, charter-in or own liquid shipment vessels, except for containership vessels and vessels that are primarily employed in operations in South America, without the consent of an independent committee of Navios Acquisition. In addition, Navios Acquisition, under the Acquisition Omnibus Agreement, agreed to cause its subsidiaries not to acquire, own, operate or charter dry bulk carriers subject to specific exceptions. Under the Acquisition Omnibus Agreement, Navios Acquisition and its subsidiaries granted to Navios Holdings and Navios Partners, a right of first offer on any proposed sale, transfer or other disposition of any of its dry bulk carriers and related charters owned or acquired by Navios Acquisition. Likewise, Navios Holdings and Navios Partners agreed to grant a similar right of first offer to Navios Acquisition for any liquid shipment vessels it might own. These rights of first offer will not apply to a (i) sale, transfer or other disposition of vessels between any affiliated subsidiaries, or pursuant to the terms of any charter or other agreement with a counterparty, or (ii) merger with or into, or sale of substantially all of the assets to, an unaffiliated third party.

Navios Holdings entered into an omnibus agreement with Navios Midstream, Navios Acquisition and Navios Partners in connection with the Navios Midstream IPO, pursuant to which Navios Acquisition, Navios Holdings, Navios Partners and their controlled affiliate companies generally have agreed not to acquire or own any VLCCs, crude oil tankers, refined petroleum product tankers, LPG tankers or chemical tankers under time charters of five or more years without the consent of Navios Midstream. The omnibus agreement contains significant exceptions that will allow Navios Acquisition, Navios Holdings, Navios Partners or any of their controlled affiliate companies to compete with Navios Midstream under specified circumstances.

Navios Holdings entered into an omnibus agreement with Navios Containers, Navios Acquisition, and Navios Partners, pursuant to which Navios Acquisition, Navios Holdings, Navios Partners and their controlled affiliate companies generally have granted a right of first refusal to Navios Containers over any container vessels to be sold or acquired in the future, subject to significant exceptions that would allow Navios Acquisition, Navios Holdings and Navios Partners or any of their controlled affiliate companies to compete with Navios Containers under specified circumstances.

Midstream General Partner Option Agreement: Navios Holdings entered into an option agreement, with Navios Acquisition under which Navios Acquisition, which owns and controls Navios Maritime Midstream Partners GP LLC (“Midstream General Partner”), granted Navios Holdings the option to acquire a minimum of 25% of the outstanding membership interests in Midstream General Partner and the incentive distribution rights in Navios Midstream representing the right to receive an increasing percentage of the quarterly distributions when certain conditions are met. The option shall expire on November 18, 2024. The purchase price for the acquisition for all or part of the option interest shall be an amount equal to its fair market value. As of December 31, 2020, Navios Holdings had not exercised any part of that option.

Sale of Vessels and Sale of Rights to Navios Partners: Upon the sale of vessels to Navios Partners, Navios Holdings recognized the gain immediately in earnings only to the extent of the interest in Navios Partners owned by third parties and deferred recognition of the gain to the extent of its own ownership interest in Navios Partners (the “deferred gain”). Subsequently, the deferred gain was amortized to income over the remaining useful life of the vessel. The recognition of the deferred gain was accelerated in the event that (i) the vessel was subsequently sold or otherwise disposed of by Navios Partners or (ii) the Company’s ownership interest in Navios Partners was reduced. In connection with the public offerings of common units by Navios Partners and the sale of Navios Partners general partnership interest effected on August 30, 2019, referred in Note 3, a pro rata portion of the deferred gain was released to income upon dilution of the Company’s ownership interest in Navios Partners. As of January 1, 2020 the unamortized deferred gain of $6,285 was recorded as other adjustments within accumulated deficit. For the years ended December 31, 2020, 2019, and 2018, Navios Holdings recognized $0, $1,842 and $1,828 of the deferred gain, respectively, in “Equity in net losses of affiliate companies”.

In September 2020, Navios Holdings completed the sale of the Navios Gem, a 2014-built Capesize vessel of 181,336 dwt, and of the Navios Victory, a 2014-built Panamax vessel of 77,095 dwt, to Navios Partners for a sale price of $51,000 in total including net liabilities of $4,378.

Participation in Offerings of Affiliate Companies: Refer to Note 9 for Navios Holdings’ participation in Navios Acquisition’s and Navios Partners’ offerings. On February 4, 2015, Navios Holdings entered into a share purchase agreement with Navios Partners pursuant to which Navios Holdings made an investment in Navios Partners by purchasing common units, and general partnership interests, in order to maintain its 20.0% partnership interest in Navios Partners following its equity offering in February 2015. In connection with this agreement, Navios Holdings entered into a registration rights agreement with Navios Partners pursuant to which Navios Partners provided Navios Holdings with certain rights relating to the registration of the common units. Navios Holdings has entered into additional share purchase agreements on December 30, 2016, March 3, 2017, March 23, 2017, March 31, 2017, January 11, 2018, February 21, 2018, December 20, 2018 and February 1, 2019 for the purchase up to a total of 1,754,981 general partnership units.

Balance due from Navios Europe I: Following the liquidation, the balance due from Navios Europe I as of December 31, 2020 and 2019 was $0. As a result of this liquidation, Navios Holdings received the outstanding receivable of $13,420, in December 2019.

The Navios Revolving Loans I and the Navios Term Loans I earned interest and an annual preferred return, respectively, at 1,270 basis points per annum, on a quarterly compounding basis. There were no covenant requirements or stated maturity dates. As of December 31, 2019 the loan was fully received and there was no outstanding balance.

Balance due from Navios Europe II: Navios Holdings, Navios Acquisition and Navios Partners had made available to Navios Europe II revolving loans of up to $43,500 to fund the Navios Revolving Loans II. In March 2017, the availability under the Navios Revolving Loans II was increased by $14,000 (see Note 9).

On April 21, 2020, Navios Europe II agreed with the lender to fully release the liabilities under the Junior Loan II for $5,000. Navios Europe II owned seven containership vessels and seven drybulk vessels.

On May 14, 2020, an agreement was reached to liquidate Navios Europe II before its original expiration date. The transaction was completed on June 29, 2020.

As a result of this liquidation, Navios Holdings received the total outstanding balance due from Navios Europe II, representing the Navios Revolving Loans II, the Navios Term Loans II and accrued interest thereof directly owed to Navios Holdings, previously presented within the captions “Due from affiliate companies” and “Loans receivable from affiliate companies” and acquired two Panamax vessels of Navios Europe II (see Note 5).

Following the Liquidation of Navios Europe II, the balance due from Navios Europe II as of December 31, 2020 was $0. As of December 31, 2019, Navios Holdings’ balance due from Navios Europe II, amounted to $20,712, which included the net current receivable amount mainly consisting of $13,154, of accrued interest income earned under the Navios Revolving Loans II (as defined in Note 9) and the net non-current amount receivable of $7,558 related to the accrued interest income earned under the Navios Term Loans II (as defined in Note 9). The outstanding amount relating to Navios Holdings’ portion under the Navios Revolving Loans II was $16,938 as of December 31, 2019, within the caption “Loan receivable from affiliate companies”.

The Navios Revolving Loans II and the Navios Term Loans II earned interest and an annual preferred return, respectively, at 1,800 basis points per annum, on a quarterly compounding basis and were repaid from free cash flow (as defined in the loan agreement) to the fullest extent possible at the end of each quarter. There were no covenant requirements or stated maturity dates.

The decline in the fair value of the investment during the first quarter of 2020 was considered as other-than-temporary and, therefore, a loss of $6,050 was recognized and included in the accompanying consolidated statements of comprehensive (loss)/income for the year ended December 31, 2020, within the caption “Impairment of loan receivable from affiliate company”. The fair value was determined based on the liquidation value of Navios Europe II, including the individual fair values assigned to the assets and liabilities of Navios Europe II.

Secured credit facility with Navios Logistics: On April 25, 2019, Navios Holdings entered into a secured credit facility of $50,000 with Navios Logistics to be used for general corporate purposes, including the repurchase of 2022 Notes. This credit facility is secured by (i) any 2022 Notes purchased by Navios Holdings with these funds and (ii) equity interests in five subsidiaries of the Company that have entered into certain bareboat contracts. The credit facility is available in multiple drawings, had an arrangement fee of $500 and originally bore a fixed interest rate of 12.75% for the first year and a fixed interest rate of 14.75% for the second year, payable annually. The secured credit facility includes negative covenants substantially similar to the 2022 Notes and customary events of default. In December 2019, Navios Holdings and Navios Logistics agreed to increase the amount by $20,000 and amended the interest rate of the whole facility to 12.75% or 10.0% if certain conditions were met. Following the satisfaction of those conditions in July 2020, the credit facility now matures in December 2024 and bears interest at a rate of  10.0% per annum. As of December 31, 2020, $70,000 was drawn under this facility, of which $18,726 was used to acquire the 2022 Notes from Navios Logistics and the remaining amount was used to repurchase 2022 Notes.

On June 25, 2020, Navios Holdings and Navios Logistics amended the secured credit facility with Navios Logistics to allow a portion of the total interest payable to be effected in common shares of Navios Holdings. On July 10, 2020, Navios Holdings issued 2,414,263 shares of common stock to Navios Logistics and paid Navios Logistics $2,308 in satisfaction of the interest payable in respect of this facility.

NSM Loan: On August 29, 2019, Navios Holdings entered into a secured credit facility of $141,795 (including post-closing adjustments) with Navios Shipmanagement Holdings Corporation, a wholly owned subsidiary of NSM. In general, the amount owed reflects the excess of (i) the liabilities of the ship management business (including liabilities for advances previously made by affiliate companies to the Company for ongoing operating costs, including technical management services, supplies, dry-docking and related expenses) other than liabilities the assumption of which forms part of the consideration for the Transaction over (ii) the short term assets of the ship management business. The Company’s obligations under the NSM Loan are guaranteed by substantially the same subsidiaries that guarantee the 2022 Notes and secured by assets of the Company that do not secure the Ship Mortgage Notes or the 2022 Senior Secured Notes. The credit facility is repayable over a five-year period; of the initial amount, $47,000 was repayable in 2020 in equal quarterly installments, with the remaining principal repayment in equal quarterly installments over the following 48 months. In certain cases, principal payments can be deferred provided that no more than $20,000 of deferral may be outstanding during the first or second year and $10,000 outstanding in the third year. The loan agreement provides for interest at 5.0% annually, and 7.0% annually for deferred principal amounts. During December 2019, Navios Holdings repaid the amount of $13,420 under the terms of this facility. During June 2020 and July 2020, Navios Holdings repaid the amount of $31,500 and $18,500, respectively, under the terms of this facility.

As of December 31, 2020, the outstanding balance was $78,375 (December 31, 2019: $128,375) and the accrued interest was $526 (December 31, 2019: $2,163). Of the outstanding amount and accrued interest $10,328 (December 31, 2019: $22,552) is included within the caption “Current portion of loans payable to affiliate companies”.

$50.0 million NSM Loan: In June 2020, the Company entered into a secured loan agreement with Navios Shipmanagement Holdings Corporation, a wholly owned subsidiary of NSM, for a loan of up to $50,000 to be used for general corporate purposes. The terms and conditions of the secured loan agreement were approved by a Special Committee of the Board of Directors comprised of independent directors. The loan agreement will be repayable in up to 18 equal consecutive quarterly installments. Principal payments that fall due during the first year following the initial drawdown may be deferred, at the Company’s election, in whole or in part. The loan agreement provides for interest at a rate of 5.0% annually (and 7.0% annually for deferred principal amounts).

As of December 31, 2020, the outstanding balance was $50,000 (December 31, 2019: $0) and the accrued interest was $326 (December 31, 2019: $0). Of the outstanding amount and accrued interest, $16,266 is included within the caption “Current portion of loans payable to affiliate companies”.

The Company’s obligations under the $50.0 million NSM Loan are guaranteed by first priority security interests in a vessel, as well as pledge of certain First Priority Ship Mortgage Notes due 2022 owned by Navios Holdings and 104,069 common units in Navios Containers and second priority pledge in respect of 2022 Notes owned by Navios Holdings.

Navios Logistics’ Shareholders Agreement: On November 19, 2019, Navios Holdings entered into a shareholder agreement with Peers Business Inc. granting certain protections to minority shareholders in certain events.